Note 7 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Note 7 - Long-term Debt
Schedule of Debt [Table Text Block]
	Borrower(s)	December 31, 2024	December 31, 2025
	Term Loans:
1	Adstone Marine Corp. et al.	$-	$67,247
2	Silkstone Marine Corp. et al.	-	13,108
3	Andati Marine Corp. et al.	-	42,992
4	Archet Marine Corp. et al.	-	19,195
5	Costamare Bulkers Ships Inc.	-	15,013
	Total long-term debt	$-	$157,555
	Less: Deferred financing costs	-	(1,961)
	Total long-term debt, net	$-	$155,594
	Less: Long-term debt current portion	-	(15,671)
	Add: Deferred financing costs, current portion	-	676
	Total long-term debt, non-current, net	$-	$140,599

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31	Amount
2026	$15,671
2027	15,671
2028	15,671
2029	91,034
2030	10,232
2031 and thereafter	9,276
Total	$157,555

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2024	$-
Additions	-
Amortization and write-off	-
Balance, December 31, 2024	$-
Additions	2,842
Amortization and write-off	(881)
Balance, December 31, 2025	$1,961
Less: Current portion of financing costs	(676)
Financing costs, non-current portion	$1,285